Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	AOCL [Member] [1]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2014	$ 8,673	$ 3,979	$ 83	$ 5,155	$ (558)	$ 14
Beginning Balance, shares at Dec. 31, 2014		410.3
Net income	2,007			2,013		(6)
Other comprehensive loss	(925)				(923)	(2)
Shares issued on exercise of stock options	35	$ 45	(10)
Shares issued on exercise of stock options, shares		2.4
Release of stock and stock units		$ 17	(17)
Release of stock and stock units, shares		0.5
Repurchase and cancellation under normal course issuer bids [note 20]	(515)	$ (108)		(418)	11
Repurchase and cancellation under normal course issuer bid, shares		(11.1)
Contribution by non-controlling interests [note 7]	46		17			29
Purchase of non-controlling interests [note 7]	(2)		(2)
Acquisitions [note 7]	116					116
Stock-based compensation expense	36		36
Dividends paid	(354)	$ 9		(363)
Dividends paid, shares		0.2
Ending Balance at Dec. 31, 2015	9,117	$ 3,942	107	6,387	(1,470)	151
Ending Balance, shares at Dec. 31, 2015		402.3
Net income	2,074			2,031		43
Other comprehensive loss	(26)				(1)	(25)
Shares issued on exercise of stock options	33	$ 47	(14)
Shares issued on exercise of stock options, shares		2.1
Release of stock and stock units		$ 25	(25)
Release of stock and stock units, shares		0.4
Repurchase and cancellation under normal course issuer bids [note 20]	(913)	$ (222)		(711)	20
Repurchase and cancellation under normal course issuer bid, shares		(22.6)
Contribution by non-controlling interests [note 7]	(1)					(1)
Acquisitions [note 7]	288					288
Stock-based compensation expense	37		37
Dividends paid to non-controlling interests	(5)					(5)
Dividends paid	(385)	$ 4		(389)
Dividends paid, shares		0.1
Ending Balance at Dec. 31, 2016	$ 10,219	$ 3,796	$ 105	$ 7,318	$ (1,451)	$ 451
Ending Balance, shares at Dec. 31, 2016		382.3

[1]	AOCL is Accumulated Other Comprehensive Loss.